Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	DREYFUS MUNICIPAL FUNDS INC
Central Index Key	0000878092
Amendment Flag	false
Document Creation Date	Dec. 22, 2014
Document Effective Date	Jan. 01, 2015
Prospectus Date	Jan. 01, 2015
Dreyfus AMT-Free Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	DMUAX
Dreyfus AMT-Free Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	DMUCX
Dreyfus AMT-Free Municipal Bond Fund | Class Z
Risk/Return:
Trading Symbol	DRMBX
Dreyfus AMT-Free Municipal Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	DMBIX
Dreyfus AMT-Free Municipal Bond Fund | Class Y
Risk/Return:
Trading Symbol	DMUYX
Dreyfus BASIC Municipal Money Market Fund | Dreyfus BASIC Municipal Money Market Fund
Risk/Return:
Trading Symbol	DBMXX
Dreyfus High Yield Municipal Bond Fund | Class Z
Risk/Return:
Trading Symbol	DHMBX
Dreyfus High Yield Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	DHYAX
Dreyfus High Yield Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	DHYCX
Dreyfus High Yield Municipal Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	DYBIX
Dreyfus High Yield Municipal Bond Fund | Class Y
Risk/Return:
Trading Symbol	DHYYX